Intangible Assets (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Intangible Assets

10	INTANGIBLE ASSETS

	Unevaluated	Unevaluated
	oil, gas	oil, gas
	and mining	and mining
	costs	costs
	US$’000	US$’000
Group	2011	2010

Cost and Net book value
At 1 January	42,630	40,859
Additions	8,100	1,771

At 31 December	50,730	42,630

The unevaluated oil, gas and mining costs relate to the acquisition of the Group’s assets in the Philippines.

The net book value of assets included within intangible fixed assets are as follows:

SC40   – US$29,024,000 (2010: US$28,689,000)

SC72   – US$21,474,000 (2010: US$13,720,000)

Others – US$232,000 (2010: US$221,000).

The Group have considered the intangible assets for indications of impairment and have concluded that the recoverable amount of assets is considered higher than the current book values therefore, an impairment provision is not required